Supplemental Consolidating Financial Information - Schedule of Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 666,024	$ 171,541	$ 123,147	$ 247,790
Receivables, net of allowance	203,036	232,775
Prepaid expenses and other current assets	55,908	35,784
Total current assets	924,968	440,100
Satellites and other property and equipment, net	6,185,842	5,988,317
Goodwill	2,620,627	2,620,627
Non-amortizable intangible assets	2,452,900	2,452,900
Amortizable intangible assets, net	391,838	440,330
Other assets	365,834	311,316
Total assets	12,942,009	12,253,590
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	282,898	211,484
Accrued interest payable	204,840	161,493
Deferred satellite performance incentives	23,455	19,411
Other current liabilities	222,470	172,054
Total current liabilities	733,663	564,442
Long-term debt, net of current portion	14,198,084	14,611,379
Deferred satellite performance incentives, net of current portion	210,706	162,177
Deferred revenue, net of current portion	906,744	1,010,242
Deferred income taxes	168,445	160,802
Accrued retirement benefits	186,284	195,385
Other long-term liabilities	148,081	169,516
Shareholders' equity (deficit):
Common shares	1,180	1,076
Preferred shares		35
Other shareholders' equity (deficit)	(3,611,178)	(4,621,464)
Total liabilities and shareholders' deficit	12,942,009	12,253,590
Intelsat S.A. and Other Parent Guarantors [Member]
ASSETS
Cash and cash equivalents	552	16,941	6,229	3,792
Receivables, net of allowance	2
Prepaid expenses and other current assets	882	919
Total current assets	1,436	17,860
Investment in affiliates	(3,086,095)	(4,120,570)
Other assets	169	87
Total assets	(3,084,490)	(4,102,623)
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	23,153	28,622
Intercompany payables	502,355	489,108
Total current liabilities	525,508	517,730
Shareholders' equity (deficit):
Common shares	1,180	1,076
Preferred shares		35
Other shareholders' equity (deficit)	(3,611,178)	(4,621,464)
Total liabilities and shareholders' deficit	(3,084,490)	(4,102,623)
Intelsat Luxembourg [Member]
ASSETS
Cash and cash equivalents	59,752	760	1,068	139
Prepaid expenses and other current assets	3
Intercompany receivables		116,396
Total current assets	59,755	117,156
Investment in affiliates	(23,113)	(769,452)
Total assets	36,642	(652,296)
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities		10
Accrued interest payable	13,158	22,360
Intercompany payables	366,589
Total current liabilities	379,747	22,370
Long-term debt, net of current portion	3,467,902	3,442,462
Shareholders' equity (deficit):
Common shares	7,202	7,202
Other shareholders' equity (deficit)	(3,818,209)	(4,124,330)
Total liabilities and shareholders' deficit	36,642	(652,296)
Intelsat Jackson [Member]
ASSETS
Cash and cash equivalents	495,225	109,959	63,633	193,090
Receivables, net of allowance	151,345	173,869
Prepaid expenses and other current assets	48,320	28,633
Intercompany receivables	557,959	49,539
Total current assets	1,252,849	362,000
Satellites and other property and equipment, net	6,096,459	5,897,103
Goodwill	2,620,627	2,620,627
Non-amortizable intangible assets	2,452,900	2,452,900
Amortizable intangible assets, net	391,838	440,330
Investment in affiliates	184,804	139,983
Other assets	303,623	278,771
Total assets	13,303,100	12,191,714
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	221,564	154,247
Accrued interest payable	189,395	139,133
Deferred satellite performance incentives	23,455	19,411
Other current liabilities	219,389	168,261
Total current liabilities	653,803	481,052
Long-term debt, net of current portion	11,702,378	11,168,917
Deferred satellite performance incentives, net of current portion	210,706	162,177
Deferred revenue, net of current portion	906,521	1,010,019
Deferred income taxes	156,081	150,283
Accrued retirement benefits	186,086	195,170
Other long-term liabilities	139,434	161,420
Shareholders' equity (deficit):
Common shares	200	3,114,981
Other shareholders' equity (deficit)	(652,109)	(4,252,305)
Total liabilities and shareholders' deficit	13,303,100	12,191,714
Intelsat Jackson Subsidiaries Guarantors [Member]
ASSETS
Cash and cash equivalents	414,339	89,641	63,144	167,800
Receivables, net of allowance	151,322	173,638
Prepaid expenses and other current assets	48,263	28,593
Total current assets	613,924	291,872
Satellites and other property and equipment, net	6,096,459	5,897,103
Goodwill	2,620,627	2,620,627
Non-amortizable intangible assets	2,452,900	2,452,900
Amortizable intangible assets, net	391,838	440,330
Investment in affiliates	184,804	139,983
Other assets	303,623	278,771
Total assets	12,664,175	12,121,586
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	218,897	154,861
Accrued interest payable	3,146	1,964
Deferred satellite performance incentives	23,455	19,411
Other current liabilities	219,389	166,248
Intercompany payables	2,183,616	2,038,908
Total current liabilities	2,648,503	2,381,392
Deferred satellite performance incentives, net of current portion	210,706	162,177
Deferred revenue, net of current portion	906,521	1,010,019
Deferred income taxes	156,081	150,283
Accrued retirement benefits	186,086	195,170
Other long-term liabilities	139,434	161,420
Shareholders' equity (deficit):
Common shares	5,558,066	5,558,066
Other shareholders' equity (deficit)	2,858,778	2,503,059
Total liabilities and shareholders' deficit	12,664,175	12,121,586
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	80,510	43,881	52,217	50,769
Receivables, net of allowance	51,689	58,906
Prepaid expenses and other current assets	6,703	6,680
Intercompany receivables	302,118	323,173
Total current assets	441,020	432,640
Satellites and other property and equipment, net	89,383	91,214
Other assets	62,123	32,458
Total assets	592,526	556,312
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	27,351	29,053
Other current liabilities	3,081	3,793
Total current liabilities	30,432	32,846
Deferred revenue, net of current portion	223	223
Deferred income taxes	12,444	10,519
Accrued retirement benefits	198	215
Other long-term liabilities	7,093	8,096
Shareholders' equity (deficit):
Common shares	24	24
Other shareholders' equity (deficit)	542,112	504,389
Total liabilities and shareholders' deficit	592,526	556,312
Intelsat Connect Finance S.A [Member]
ASSETS
Cash and cash equivalents	29,985
Intercompany receivables	8,867
Total current assets	38,852
Investment in affiliates	(651,909)
Other assets	681,910
Total assets	68,853
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	10,830
Accrued interest payable	2,287
Total current liabilities	13,117
Long-term debt, net of current portion	434,627
Other long-term liabilities	1,554
Shareholders' equity (deficit):
Other shareholders' equity (deficit)	(380,445)
Total liabilities and shareholders' deficit	68,853
Consolidation and Eliminations [Member]
ASSETS
Cash and cash equivalents	(414,339)	(89,641)	$ (63,144)	$ (167,800)
Receivables, net of allowance	(151,322)	(173,638)
Prepaid expenses and other current assets	(48,263)	(29,041)
Intercompany receivables	(868,944)	(489,108)
Total current assets	(1,482,868)	(781,428)
Satellites and other property and equipment, net	(6,096,459)	(5,897,103)
Goodwill	(2,620,627)	(2,620,627)
Non-amortizable intangible assets	(2,452,900)	(2,452,900)
Amortizable intangible assets, net	(391,838)	(440,330)
Investment in affiliates	3,391,509	4,610,056
Other assets	(985,614)	(278,771)
Total assets	(10,638,797)	(7,861,103)
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued liabilities	(218,897)	(155,309)
Accrued interest payable	(3,146)	(1,964)
Deferred satellite performance incentives	(23,455)	(19,411)
Other current liabilities	(219,389)	(166,248)
Intercompany payables	(3,052,560)	(2,528,016)
Total current liabilities	(3,517,447)	(2,870,948)
Long-term debt, net of current portion	(1,406,823)
Deferred satellite performance incentives, net of current portion	(210,706)	(162,177)
Deferred revenue, net of current portion	(906,521)	(1,010,019)
Deferred income taxes	(156,161)	(150,283)
Accrued retirement benefits	(186,086)	(195,170)
Other long-term liabilities	(139,434)	(161,420)
Shareholders' equity (deficit):
Common shares	(5,565,492)	(8,680,273)
Other shareholders' equity (deficit)	1,449,873	5,369,187
Total liabilities and shareholders' deficit	$ (10,638,797)	$ (7,861,103)